Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure
Net Income (Loss)	$ (19,468,052)	$ (36,242,249)	$ (5,430,209)